Segment and Geographic Information	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Segment and Geographic Information

13. Segment and Geographic Information

Disclosure requirements about segments of an enterprise and related information establishes standards for reporting information regarding operating segments in annual financial statements and requires selected information of those segments to be presented in interim financial reports issued to shareholders. Operating segments are defined as components of an enterprise about which separate discrete financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is the chief executive officer. The Company and the chief executive officer view the Company’s operations and manage its business as one operating segment.

Geographic Data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Year ended March 31,
	2017	2016	2015
United States	$90,932	$60,970	$43,574
United Kingdom	61,188	55,276	48,595
South Africa	27,890	22,342	21,817
Other	6,553	3,253	2,099
Total revenue	$186,563	$141,841	$116,085

Property and equipment, net by geographic location consists of the following:

	As of March 31,
	2017	2016
United States	$14,904	$11,363
United Kingdom	9,007	7,677
Australia	3,867	2,886
South Africa	3,815	2,569
Other	416	311
Total	$32,009	$24,806